Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Stock-Based Compensation Expense

A summary of stock-based compensation expense follows (in thousands):

	Year Ended December 31,
	2016	2015	2014

Stock-based compensation resulting from the Spin-off	$3,089	$—	$—
Stock-based compensation related to grants following the Spin-off	4,352	—	—
Total stock-based compensation expense	$7,441	$—	$—

QHC Awards Distributed in Spin-off [Member]
Summary of Activity Related to Unvested Restricted Stock Awards

A summary of the activity related to unvested QHC restricted stock awards held by QHC and CHS employees from the Spin-off date through December 31, 2016 follows:

	QHC Awards Distributed in Spin-off
	QHC Employees	CHS Employees	Total

Unvested restricted stock awards at Spin-off date	54,321	638,088	692,409
Vested	(1,317)	(6,098)	(7,415)
Forfeited	(542)	(10,465)	(11,007)
Unvested restricted stock awards at December 31, 2016	52,462	621,525	673,987

QHC Restricted Stock Awards Granted Following Spin-off [Member]
Summary of Activity Related to Unvested Restricted Stock Awards

A summary of the activity related to QHC unvested restricted stock awards granted subsequent to the Spin-off follows:

	QHC Awards Granted
	Subsequent to Spin-off
		Weighted-
		Average
		Grant Date
	Shares	Fair Value

Unvested restricted stock awards at Spin-off date	—	$—
Granted	1,081,005	12.77
Vested	—	—
Forfeited	—	—
Unvested restricted stock awards at December 31, 2016	1,081,005	$12.77